Consolidated Statements of Financial Position (Unaudited) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Assets:
Cash and deposits with banks	¥ 69,315,682	¥ 62,471,453
Call loans and bills bought	2,347,828	898,256
Reverse repurchase agreements and cash collateral on securities borrowed	9,265,268	13,745,996
Trading assets	2,551,814	2,785,016
Derivative financial instruments	5,458,185	6,279,801
Financial assets at fair value through profit or loss	1,119,531	1,478,356
Investment securities	24,353,970	21,864,386
Loans and advances	95,958,431	94,671,818
Investments in associates and joint ventures	798,825	826,736
Property, plant and equipment	1,729,799	1,764,611
Intangible assets	834,990	835,477
Other assets	5,193,805	4,272,630
Current tax assets	24,344	161,729
Deferred tax assets	31,596	102,198
Total assets	218,984,068	212,158,463
Liabilities:
Deposits	148,886,755	138,431,418
Call money and bills sold	1,240,693	3,740,540
Repurchase agreements and cash collateral on securities lent	13,221,950	15,455,782
Trading liabilities	1,713,338	2,018,484
Derivative financial instruments	4,604,721	5,555,201
Financial liabilities designated at fair value through profit or loss	99,730
Borrowings	17,877,507	17,121,362
Debt securities in issue	11,868,264	10,985,048
Provisions	197,680	200,053
Other liabilities	7,435,224	7,601,355
Current tax liabilities	43,071	48,159
Deferred tax liabilities	206,554	66,183
Total liabilities	207,395,487	201,223,585
Equity:
Capital stock	2,341,274	2,339,965
Capital surplus	728,171	728,551
Retained earnings	5,815,295	5,609,854
Treasury stock	(13,693)	(13,984)
Equity excluding other reserves	8,871,047	8,664,386
Other reserves	1,869,435	1,525,720
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	10,740,482	10,190,106
Non-controlling interests	63,477	60,296
Equity attributable to other equity instruments holders	784,622	684,476
Total equity	11,588,581	10,934,878
Total equity and liabilities	¥ 218,984,068	¥ 212,158,463